UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06650
LORD ABBETT RESEARCH FUND, INC.
(Exact name of registrant as specified in charter)
90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	2/28/2005

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - LARGE CAP CORE FUND February 28, 2005

Investments	Shares	Value (000)
COMMON STOCKS 98.02%

Aerospace & Defense 0.57%
Honeywell International, Inc.	76,000	$2,886

Air Freight & Couriers 1.03%
United Parcel Service, Inc. Class B	66,900	5,184

Beverages 1.89%
Coca-Cola Co. (The)	10,400	445
Diageo plc ADR	32,400	1,855
PepsiCo, Inc.	134,100	7,223
Total		9,523

Biotechnology 0.97%
Amgen, Inc.*	15,500	955
Celgene Corp.*	31,514	863
Genzyme Corp.*	12,800	718
MedImmune, Inc.*	97,200	2,340
Total		4,876

Chemicals 5.59%
Dow Chemical Co.	53,700	2,961
E.I. du Pont de Nemours & Co.	202,214	10,778
Monsanto Co.	63,609	3,739
Potash Corp. of Saskatchewan, Inc.(a)	45,100	4,006
Praxair, Inc.	120,400	5,397
Rohm & Haas Co.	25,900	1,248
Total		28,129

Commercial Banks 5.44%
Bank of America Corp.	117,748	5,493
Bank of New York Co., Inc.	211,000	6,383
Mellon Financial Corp.	212,000	6,080
Wachovia Corp.	97,300	5,158
Wells Fargo & Co.	71,700	4,257
Total		27,371

Commercial Services & Supplies 0.80%
Waste Management, Inc.	138,100	4,038

Communications Equipment 2.04%
Corning, Inc.*	136,400	1,565
Motorola, Inc.	462,200	7,238
QUALCOMM, Inc.	41,100	1,484
Total		10,287

Computers & Peripherals 4.27%
Apple Computer, Inc.*	135,424	6,075
Dell, Inc.*	92,100	3,692
EMC Corp.*	477,500	6,045
Hewlett-Packard Co.	71,700	1,492
International Business Machines Corp.	45,300	4,194
Total		21,498

Diversified Financials 7.09%
American Express Co.	39,400	2,133
Citigroup, Inc.	187,000	8,924
Freddie Mac	20,300	1,259
Goldman Sachs Group, Inc. (The)	35,200	3,830
JP Morgan Chase & Co.	277,128	10,129
MBNA Corp.	91,435	2,320
Merrill Lynch & Co., Inc.	121,500	7,117
Total		35,712

Diversified Telecommunication Services 2.35%
SBC Communications, Inc.	200,900	4,832
Sprint Corp.	60,100	1,423
Verizon Communications, Inc.	155,200	5,582
Total		11,837

Electric Utilities 0.80%
PG&E Corp.*	21,200	746
Progress Energy, Inc.	75,100	3,255
Total		4,001

Electrical Equipment 0.72%
Emerson Electric Co.	54,500	3,614

Electronic Equipment & Instruments 0.83%
Solectron Corp.*	840,960	4,163

Energy Equipment & Services 2.35%
Baker Hughes, Inc.	110,643	5,231

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)
GlobalSantaFe Corp.	27,000	$1,012
Schlumberger Ltd.	74,100	5,591
Total		11,834

Food & Staples Retailing 1.00%
CVS Corp.	71,200	3,548
Kroger Co.*	83,500	1,502
Total		5,050

Food Products 3.20%
Archer-Daniels-Midland Co.	67,100	1,617
H.J. Heinz Co.	89,800	3,380
Kellogg Co.	54,600	2,402
Kraft Foods, Inc. Class A	260,800	8,724
Total		16,123

Healthcare Equipment & Supplies 1.69%
Baxter Int’l., Inc.	183,400	6,540
Guidant Corp.	26,900	1,974
Total		8,514

Healthcare Providers & Services 1.41%
Cardinal Health, Inc.	44,400	2,600
CIGNA Corp.	49,680	4,511
Total		7,111

Household Durables 0.54%
Newell Rubbermaid, Inc.	122,500	2,730

Household Products 1.87%
Clorox Co.	56,500	3,392
Colgate-Palmolive Co.	27,900	1,476
Kimberly Clark Corp.	69,000	4,553
Total		9,421

Industrial Conglomerates 4.42%
General Electric Co.	445,400	15,678
Tyco Int’l., Ltd.(a)	196,800	6,589
Total		22,267

Insurance 1.74%
American Int’l. Group, Inc.	104,292	6,967
Hartford Financial Group, Inc.	24,800	1,784
Total		8,751

IT Services 0.20%
Computer Sciences Corp.*	22,100	1,022

Machinery 5.50%
Caterpillar, Inc.	47,800	4,543
Deere & Co.	145,000	10,311
Eaton Corp.	94,500	6,591
Illinois Tool Works, Inc.	12,300	1,104
Parker Hannifin Corp.	78,000	5,133
Total		27,682

Media 5.93%
Clear Channel Communications, Inc.	138,091	4,596
Comcast Corp. Class A*	272,107	8,669
Tribune Co.	100,900	4,110
Viacom, Inc. Class B	94,150	3,286
Walt Disney Co. (The)	329,300	9,200
Total		29,861

Metals & Mining 3.14%
Alcoa, Inc.	195,400	6,276
Barrick Gold Corp.(a)	31,800	792
Newmont Mining Corp.	165,800	7,465
Nucor Corp.	20,600	1,284
Total		15,817

Multi-Line Retail 1.67%
Target Corp.	49,000	2,490
Wal-Mart Stores, Inc.	114,200	5,894
Total		8,384

Office Electronics 1.39%
Xerox Corp.*	447,500	6,981

Oil & Gas 5.70%
ChevronTexaco Corp.	107,900	6,699
ConocoPhillips	28,100	3,116
Exxon Mobil Corp.	262,515	16,620
Valero Energy Corp.	31,800	2,265
Total		28,700

See Notes to Schedule of Investments.

2

Investments	Shares	Value (000)
Paper & Forest Products 1.65%
International Paper Co.	222,500	$8,310

Personal Products 0.78%
Gillette Co.	78,600	3,950

Pharmaceuticals 10.84%
Bristol-Myers Squibb Co.	250,800	6,278
GlaxoSmithkline plc ADR	80,600	3,887
Johnson & Johnson	121,100	7,944
Merck & Co., Inc.	137,000	4,343
Novartis AG ADR	165,600	8,275
Pfizer, Inc.	369,900	9,725
Schering-Plough Corp.	310,000	5,874
Wyeth	201,600	8,229
Total		54,555

Road & Rail 2.44%
Canadian National Railway Co.(a)	70,820	4,387
CSX Corp.	65,800	2,718
Union Pacific Corp.	81,400	5,165
Total		12,270

Semiconductor Equipment & Products 1.60%
Advanced Micro Devices, Inc.*	78,000	1,361
Intel Corp.	92,200	2,211
KLA-Tencor Corp.*	35,600	1,759
Texas Instruments, Inc.	102,600	2,716
Total		8,047

Software 2.92%
Adobe Systems, Inc.	7,500	463
Cadence Design Systems, Inc.*	33,100	456
Microsoft Corp.	450,500	11,344
Oracle Corp.*	189,600	2,448
Total		14,711

Specialty Retail 0.50%
Gap, Inc. (The)	116,788	2,491

Textiles & Apparel 1.15%
NIKE, Inc. Class B	66,300	5,765

Total Common Stocks (Cost $416,153,691)		493,466

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 1.95%

Repurchase Agreement 1.95%
Repurchase Agreement dated 2/28/2005, 2.03% due 3/1/2005 with State Street Bank & Trust Co. collateralized by $9,935,000 of Federal National Mortgage Assoc. at 3.75% due 5/17/2007; value: $10,019,646; proceeds: $9,819,707 (Cost $9,819,153)	$9,819	$9,819

Total Investments in Securities 99.97% (Cost $425,972,844)		503,285
Other Assets in Excess of Liabilities 0.03%		171
Net Assets 100.00%		$503,456

*             Non-income producing security.

(a)  Foreign security traded in U.S. dollars.

ADR American Depository Receipt.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE FUND February 28, 2005

Investments	Shares	Value (000)
COMMON STOCKS 94.88%

Aerospace 3.55%
Curtiss-Wright Corp.(a)	705,000	$39,163
Moog, Inc. Class A*	558,825	24,923
Teledyne Technologies, Inc.*	331,250	10,130
Total		74,216

Air Transportation 1.36%
Aviall, Inc.*	454,700	12,732
Frontier Airlines, Inc.*(a)	1,845,200	15,592
Total		28,324

Auto Components 1.73%
Modine Manufacturing Co.	1,110,000	36,130

Auto Parts: After Market 1.32%
Commercial Vehicle Group, Inc.*	737,900	16,189
Keystone Automotive Industries Inc.*	495,700	11,317
Total		27,506

Auto Parts: Original Equipment 0.05%
Tenneco Automotive, Inc.*	69,500	1,056

Banks: New York City 0.35%
Signature Bank*	250,000	7,395

Banks: Outside New York City 2.58%
Alabama National BanCorp.	67,800	4,227
Amcore Financial, Inc.	122,600	3,486
Corus Bankshares, Inc.	214,000	10,582
Cullen/Frost Bankers, Inc.	400,000	18,592
Provident Bankshares Corp.	507,700	16,962
Total		53,849

Building: Heating & Plumbing 0.39%
Interline Brands, Inc.*	441,300	8,208

Building: Materials 3.50%
Hughes Supply, Inc.	464,400	14,234
NCI Building Systems, Inc.*	790,040	29,532
Simpson Manufacturing Co., Inc.	522,000	18,024
Watsco, Inc.	294,600	11,242
Total		73,032

Chemicals 4.09%
Cambrex Corp.	198,200	4,497
Cytec Industries, Inc.	650,000	32,844
Georgia Gulf Corp.	79,900	4,220
Macdermid, Inc.	661,600	22,230
OM Group, Inc.*	302,200	9,634
Quaker Chemical Corp.	49,600	1,106
Westlake Chemical Corp.	315,000	10,924
Total		85,455

Computer Services Software & Systems 0.23%
MICROS Systems, Inc.*	150,900	4,894

Computer Technology 1.78%
UNOVA, Inc.*	1,600,000	37,248

Consumer Products 1.52%
Playtex Products, Inc.*	2,658,000	22,673
Yankee Candle Co.*	293,100	9,074
Total		31,747

Containers & Packaging: Paper & Plastic 0.43%
Graphic Packaging Corp.*	1,377,300	8,360
Myers Industries, Inc.	40,200	525
Total		8,885

Copper 0.41%
Mueller Industries, Inc.	272,640	8,583

Diversified Financial Services 1.87%
BISYS Group, Inc.*	1,023,100	15,162
Jones Lang LaSalle, Inc.*	554,700	23,836
Total		38,998

Diversified Manufacturing 1.57%
CLARCOR, Inc.	68,100	3,764
Hexcel Corp.*	1,741,500	28,961
Total		32,725

Drug & Grocery Store Chains 0.86%
Casey’s General Stores, Inc.	1,000,000	18,040

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)
Drugs & Pharmaceuticals 0.34%
Prestige Brands Holdings, Inc.*	395,000	$7,110

Electrical Equipment & Components 2.49%
Ametek, Inc.	410,000	15,720
Baldor Electric	876,700	22,794
Genlyte Group, Inc.*	150,000	13,473
Total		51,987

Electronics 0.44%
Vishay Intertechnology, Inc.*	710,000	9,265

Electronics: Instruments, Gauges & Meters 2.17%
Itron, Inc.*(a)	1,320,600	35,194
Metrologic Instruments, Inc.*	426,700	10,053
Total		45,247

Electronics: Medical Systems 0.46%
Haemonetics Corp.*	114,000	4,729
Healthtronics, Inc.*	500,000	4,945
Total		9,674

Electronics: Technology 0.13%
Cubic Corp.	4,900	92
Intermagnetics General Corp.*	100,040	2,638
Total		2,730

Energy Equipment 0.79%
Global Power Equipment Group*	1,676,600	16,447

Engineering & Contracting Services 1.15%
URS Corp.*	830,300	23,946

Foods 0.87%
John B. Sanfilippo & Son, Inc.*(a)	695,500	18,080

Forest Products 1.31%
Universal Forest Products, Inc.	698,374	27,341

Funeral Parlors & Cemetery 0.23%
Stewart Enterprises, Inc.*	741,743	4,703

Healthcare Facilities 0.89%
Capital Senior Living Corp.*	1,046,200	5,712
Pharmaceutical Product
Development, Inc.*	300,000	12,795
Total		18,507

Hotel/Motel 0.76%
Marcus Corp. (The)	682,800	15,923

Household Furnishings 0.82%
Ethan Allen Interiors, Inc.	490,000	17,219

Identification Control & Filter Devices 0.69%
IDEX Corp.	364,050	14,380

Insurance: Property-Casualty 2.08%
Navigators Group, Inc. (The)*	455,000	13,650
Odyssey Re Holdings Corp.	410,000	10,357
Selective Insurance Group, Inc.	422,200	19,425
Total		43,432

Machinery: Engines 1.60%
Briggs & Stratton Corp.	850,000	33,507

Machinery: Industrial/Specialty 2.93%
EnPro Industries, Inc.*	775,100	21,649
Tennant Co.	334,200	13,134
Woodward Governor Co.	360,500	26,385
Total		61,168

Machinery: Oil Well Equipment & Services 5.27%
FMC Technologies, Inc.*	423,900	14,641
Grant Prideco, Inc.*	760,000	18,362
Helmerich & Payne, Inc.	1,090,000	43,644
Key Energy Services, Inc.*	2,408,600	33,287
Total		109,934

Machinery: Specialty 0.67%
JLG Industries, Inc.	652,800	13,970

See Notes to Schedule of Investments.

2

Investments	Shares	Value (000)
Medical & Dental Instruments & Supplies 1.43%
Invacare Corp.	224,800	$10,593
PSS World Medical, Inc.*	375,000	4,560
West Pharmaceutical Services, Inc.	572,800	14,721
Total		29,874

Medical Services 0.27%
Covance Inc.*	128,000	5,595

Metal Fabricating 6.87%
Material Sciences Corp.*	535,500	8,273
Quanex Corp.(a)	1,589,900	93,566
Shaw Group, Inc.*	1,175,000	24,440
Valmont Industries, Inc.	683,200	17,217
Total		143,496

Metals & Minerals Miscellaneous 1.52%
Brush Engineered Materials, Inc.*	763,600	15,554
GrafTech Int’l., Ltd.*	1,200,000	11,088
Minerals Technologies, Inc.	81,800	5,125
Total		31,767

Miscellaneous Materials & Commodities 0.22%
WD-40 Co.	142,050	4,654

Miscellaneous Materials & Processing 1.41%
Rogers Corp.*	643,780	29,395

Miscellaneous Producer Durables 0.33%
Blount International, Inc.*	398,100	6,819

Multi-Sector Companies 4.80%
Carlisle Companies, Inc.	815,700	56,724
Trinity Industries, Inc.	1,513,100	43,577
Total		100,301

Offshore Drilling 1.22%
Atwood Oceanics, Inc.*	370,000	25,437

Oil: Crude Producers 2.73%
Cabot Oil & Gas Corp.	185,000	10,358
Grey Wolf, Inc.*	4,590,000	29,789
Range Resources Corp.	663,500	$16,747
Total		56,894

Oil: Integrated Domestic 1.39%
KCS Energy Services, Inc.*	1,685,000	28,931

Paper 0.72%
Glatfelter	1,015,000	15,042

Power Transmission Equipment 0.17%
Woodhead Industries, Inc.	253,000	3,532

Publishing: Miscellaneous 0.22%
Courier Corp.	84,323	4,526

Publishing: Newspapers 0.20%
Journal Register Co.*	243,600	4,251

Railroad Equipment 1.43%
Wabtec Corp.	1,616,000	29,751

Railroads 0.15%
Genesee & Wyoming, Inc. Class A*	128,950	3,109

Real Estate Investment Trusts 1.72%
DiamondRock Hospitality Co.*+	600,000	6,450
Nationwide Health Properties, Inc.	1,420,000	29,380
Total		35,830

Restaurants 0.51%
McCormick & Schmick’s Seafood*(a)	667,700	10,650

Retail 3.54%
AnnTaylor Stores Corp.*	547,700	12,137
Barnes & Noble, Inc.*	345,000	11,785
Brookstone, Inc.*	927,000	13,553
Cost Plus, Inc.*	563,000	15,837
Pier 1 Imports, Inc.	430,000	7,847
School Specialty, Inc.*	336,600	12,690
Total		73,849

Savings & Loan 2.57%
Bank Mutual Corp.	700,029	8,463

See Notes to Schedule of Investments.

3

Investments	Shares	Value (000)
KNBT Bancorp, Inc.	704,930	$11,420
W Holding Co., Inc.	1,885,771	21,743
Webster Financial Corp.	275,000	12,045
Total		53,671

Securities Brokerage & Services 0.77%
Raymond James Financial, Inc.	530,000	16,144

Services: Commercial 0.82%
Hudson Highland Group, Inc.*	77,400	1,291
Tetra Tech, Inc.*	955,000	15,834
Total		17,125

Shipping 1.96%
Alexander & Baldwin Inc.	210,000	9,534
GulfMark Offshore, Inc.*	360,000	9,795
Kirby Corp.*	486,800	21,541
Total		40,870

Shoes 0.67%
Skechers USA, Inc. Class A*	916,500	14,004

Steel 1.25%
Gibraltar Industries, Inc.	432,500	10,670
Steel Technologies, Inc.	498,400	15,365
Total		26,035

Telecommunications Equipment 0.52%
Symmetricom, Inc.*	1,026,900	10,885

Textiles Apparel Manufacturers 0.96%
Warnaco Group, Inc.*	841,160	20,121

Transportation Miscellaneous 0.36%
BE Aerospace, Inc.*	618,400	7,439

Truckers 0.33%
P.A.M. Transportation Services*	387,500	6,990

Utilities: Water 0.14%
Aqua America, Inc.	119,800	2,945

Total Common Stocks (Cost $1,620,190,503)		1,980,793

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.96%
Repurchase Agreement 4.96%
Repurchase Agreement dated 2/28/2005, 2.03% due 3/1/2005 with State Street Bank & Trust Co. collateralized by $88,280,000 of Federal Home Loan Bank at 2.375% to 4.00% due from 5/22/2006 to 3/16/2010, $16,190,000 of Federal Home Loan Mortgage Corp. at 2.81% to 5.625% due from 2/2/2006 to 3/15/2011, and $1,350,000 of Federal National Mortgage Assoc. at 3.75% due 5/17/2007; value: $105,596,308; proceeds: $103,527,155 (Cost $103,521,318)	$103,521	$103,521

Total Investments in Securities 99.84% (Cost $1,723,711,821)		2,084,314
Other Assets in Excess of Liabilities 0.16%		3,304
Net Assets 100.00%		$2,087,618

*            Non-income producing security.

+            Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

(a)     Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares See Note 4.)

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1.              ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. These Schedule of Investments cover the following two funds: Large-Cap Core Fund (“Large-Cap Core Fund” formerly known as “Large-Cap Research Fund”) and Small-Cap Value Series (“Small-Cap Value Fund”) (collectively, the “Funds”).

Large-Cap Core Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. Small-Cap Value Fund’s investment objective is long-term capital appreciation.

2.              SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.              FEDERAL TAX INFORMATION

As of February 28, 2005, the Funds’ aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Large-Cap Core Fund	Small-Cap Value Fund
Tax Cost	$428,352,802	$1,724,175,833
Gross unrealized gain	86,155,376	379,979,510
Gross unrealized loss	(11,223,227)	(19,841,088)
Net unrealized security gain	$74,932,149	$360,138,422

The difference between book-basis and tax-basis unrealized gains is primarily attributable to wash sales and other temporary tax adjustments.

4.              TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year.  Small-Cap Value Fund had the following transactions during the fiscal year with affiliated issuers:

Affiliates	Balance of Shares Held at 11/30/2004	Gross Purchases	Gross Sales	Balance of Shares Held at 2/28/2005	Value at 2/28/2005
Curtiss-Wright Corp.	511,000	206,500	(12,500)	705,000	$39,162,750
Frontier Airlines, Inc.	1,119,800	725,400	—	1,845,200	15,591,940
Itron, Inc.	—	1,320,600	—	1,320,600	35,193,990
John B. Sanfilippo & Son, Inc.	97,400	598,100	—	695,500	18,079,523
McCormick & Schmick’s Seafood	560,900	106,800	—	667,700	10,649,815
Quanex Corp.*	890,000	699,900	—	1,589,900	93,565,615

* 3 for 2 Stock Split

5.              INVESTMENT RISKS

The Large Cap Core Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small-company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The Small-Cap Value Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest. Large company value stocks and small company value stocks may perform differently than the market as a whole and other types of stocks such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small-cap company stocks may be more volatile and less liquid than large-cap company stocks. Also, if a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. These factors can affect Fund performance.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND February 28, 2005

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 93.55%

COMMON STOCKS 68.42%

Aerospace & Defense 0.23%
Northrop Grumman Corp.	30	$1,611,334

Auto Components 1.67%
Dana Corp.	810	11,681,642

Chemicals 8.47%
Crompton Corp.	855	11,706,650
Dow Chemical Co.	225	12,397,720
Eastman Chemical Co.	263	15,208,716
Monsanto Co.	205	12,038,144
Mosaic Co. (The)*	471	7,746,076
Total		59,097,306

Commercial Services & Supplies 4.32%
R.R. Donnelley & Sons Co.	418	13,868,496
ServiceMaster Co.	1,224	16,266,960
Total		30,135,456

Communications Equipment 0.86%
Avaya, Inc.*	426	5,970,160

Containers & Packaging 0.91%
Ball Corp.	143	6,366,960

Diversified Telecommunication Services 1.86%
SBC Communications, Inc.	539	12,970,165

Electric Utilities 5.95%
Ameren Corp.	306	15,760,114
Northeast Utilities	748	13,968,894
Puget Energy, Inc.	513	11,751,084
Total		41,480,092

Energy Equipment & Services 2.90%
GlobalSantaFe Corp.	173	6,487,500
Halliburton Co.	313	13,762,610
Total		20,250,110

See Notes to Schedule of Investments.

Investments	Shares (000)	Value
Food & Staples Retailing 0.90%
Albertson’s, Inc.	281	$6,289,351

Food Products 3.43%
Archer-Daniels-Midland Co.	68	1,636,390
H.J. Heinz Co.	334	12,586,816
Kellogg Co.	221	9,728,400
Total		23,951,606

Gas Utilities 1.94%
NiSource, Inc.	597	13,516,080

Household Durables 5.33%
Newell Rubbermaid, Inc.	571	12,729,819
Snap-on, Inc.	280	9,251,450
Tupperware Corp.	741	15,181,041
Total		37,162,310

Industrial Conglomerates 1.38%
Hubbell, Inc.	179	9,624,820

Insurance 5.83%
ACE Ltd.(a)	166	7,362,576
Allstate Corp.	64	3,414,048
Lincoln National Corp.	108	5,045,745
Max Re Capital Ltd.(a)	64	1,461,135
PartnerRe Ltd.(a)	102	6,396,565
SAFECO Corp.	213	10,157,970
XL Capital Ltd. Class A(a)	91	6,832,500
Total		40,670,539

Leisure Equipment & Products 0.49%
Foot Locker, Inc.	125	3,423,420

Machinery 2.73%
CNH Global N.V.(a)	76	1,380,091
Cummins, Inc.	89	6,533,490
Ingersoll-Rand Co.(a)	40	3,361,575
Timken Co. (The)	275	7,793,820
Total		19,068,976

See Notes to Schedule of Investments.

Investments	Shares (000)	Value
Metals & Mining 0.22%
Metal Management, Inc.	52	$1,525,945

Multi-Line Retail 2.15%
May Department Stores Co.	435	15,001,497

Oil & Gas 4.25%
ChevronTexaco Corp.	256	15,911,104
EOG Resources, Inc.	31	2,833,832
Kerr-McGee Corp.	141	10,934,528
Total		29,679,464

Paper & Forest Products 3.40%
Georgia-Pacific Corp.	346	12,404,584
MeadWestvaco Corp.	360	11,295,872
Total		23,700,456

Pharmaceuticals 2.47%
Bristol-Myers Squibb Co.	603	15,093,090
Mylan Laboratories, Inc.	122	2,148,960
Total		17,242,050

Real Estate Investment Trusts 3.71%
Health Care Property Investors, Inc.	470	11,851,560
Healthcare Realty Trust, Inc.	382	14,050,240
Total		25,901,800

Specialty Retail 1.31%
Limited Brands, Inc.	135	3,212,678
OfficeMax Inc.	189	5,950,945
Total		9,163,623

Trading Companies & Distributors 1.71%
Genuine Parts Co.	276	11,953,936

Total Common Stocks (Cost $418,637,235)		477,439,098

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 4.05%

Aerospace & Defense 0.49%
Alliant Techsystems, Inc.	2.75%	2/15/2024	$1,250	1,362,500

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Armor Holdings, Inc.	2.00%	11/1/2024	$2,000	$2,047,500
Total				3,410,000

Biotechnology 0.51%
Fisher Scientific Int’l., Inc.	2.50%	10/1/2023	2,500	3,571,875

Commercial Services & Supplies 0.26%
DST Systems, Inc.	4.125%	8/15/2023	1,500	1,833,750

Computers & Peripherals 0.22%
EMC Corp.	4.50%	4/1/2007	1,500	1,545,000

Energy Equipment & Services 0.34%
Hanover Compressor Co.	4.75%	1/15/2014	2,000	2,367,500

Hotels, Restaurants & Leisure 0.57%
Hilton Hotels Corp.	3.375%	4/15/2023	2,000	2,260,000
International Game Technology	Zero Coupon	1/29/2033	2,500	1,725,000
Total				3,985,000

Machinery 0.38%
Agco Corp.	1.75%	12/31/2033	2,500	2,650,000

Media 0.32%
Liberty Media Corp. Class A	3.25%	3/15/2031	2,500	2,265,625

Metals & Mining 0.41%
Placer Dome, Inc.(a)	2.75%	10/15/2023	2,500	2,821,875

Pharmaceuticals 0.21%
Watson Pharmaceuticals, Inc.	1.75%	3/15/2023	1,500	1,486,875

Semiconductor Equipment & Products 0.09%
Cypress Semiconductor Corp.	1.25%	6/15/2008	525	598,500

Semiconductors & Semiconductor Equipment 0.10%
LSI Logic Corp.	4.00%	5/15/2010	750	712,500

Software 0.15%
Mentor Graphics Corp.	6.875%	6/15/2007	1,000	1,043,750
Total Convertible Bonds (Cost $28,261,624)				28,292,250

See Notes to Schedule of Investments.

Investments	Interest Rate	Shares (000)	Value
CONVERTIBLE PREFERRED STOCKS 3.36%

Electric Utilities 0.92%
CMS Energy Corp.+	4.50%	70	$4,917,500
FPL Group, Inc.	8.00%	25	1,542,250
Total			6,459,750

Food & Staples Retailing 0.38%
Albertson’s, Inc.	7.25%	110	2,638,900

Healthcare Providers & Services 0.19%
Omnicare, Inc.	4.00%	25	1,300,000

Insurance 1.04%
Chubb Corp.	7.00%	50	1,489,500
Fortis Insurance N.V.+(a)	7.75%	283	3,070,465
XL Capital Ltd.(a)	6.50%	110	2,688,400
Total			7,248,365

Media 0.83%
Emmis Communications Corp.	6.25%	35	1,604,050
Interpublic Group of Cos.	5.375%	75	3,577,500
Sinclair Broadcast Group, Inc.	6.00%	15	624,900
Total			5,806,450
Total Convertible Preferred Stocks (Cost $21,766,900)			23,453,465

		Maturity Date	Principal Amount (000)
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.69%

Federal National Mortgage Assoc.	6.00%	5/1/2033	$1,231	1,264,250
Federal National Mortgage Assoc.	6.00%	8/1/2034	7,066	7,257,273
Federal National Mortgage Assoc.	6.00%	9/1/2034	3,183	3,269,114
Total Government Sponsored Enterprises Pass-Throughs (Cost $11,859,777)				11,790,637

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
HIGH YIELD CORPORATE BONDS 12.59%

Auto Components 0.17%
Cooper Standard Automotive+	8.375%	12/15/2014	$1,250	$1,187,500

Chemicals 0.94%
Airgas, Inc.	6.25%	7/15/2014	1,500	1,533,750
Crompton Corp.	9.875%	8/1/2012	2,000	2,270,000
Huntsman Int’l. Holdings	Zero Coupon	12/31/2009	147	84,525
Nalco Co.	8.875%	11/15/2013	1,000	1,110,000
Rockwood Specialties Corp.+	7.50%	11/15/2014	1,200	1,272,000
Terra Capital, Inc.	11.50%	6/1/2010	260	304,200
Total				6,574,475

Commercial Services & Supplies 0.27%
Iron Mountain, Inc.	6.625%	1/1/2016	2,000	1,880,000

Construction & Engineering 0.10%
Shaw Group, Inc.	10.75%	3/15/2010	625	700,000

Consumer Finance 0.04%
American Commercial Lines/ACL Finance+	9.50%	2/15/2015	250	263,750

Containers & Packaging 1.13%
Constar Int’l., Inc.	11.00%	12/1/2012	2,000	2,110,000
Crown Cork & Seal, Inc.	7.375%	12/15/2026	1,000	975,000
Graham Packaging Co.+	9.875%	10/15/2014	1,500	1,623,750
Rayovac Corp.	8.50%	10/1/2013	1,000	1,098,750
Stone Container Finance Co.(a)	7.375%	7/15/2014	2,000	2,112,500
Total				7,920,000

Distributors 0.36%
Ferrellgas Partners, L.P.	6.75%	5/1/2014	2,500	2,525,000

Diversified Telecommunication Services 0.69%
Cincinnati Bell, Inc.	8.375%	1/15/2014	1,000	1,038,750
Level 3 Financing, Inc.+	10.75%	10/15/2011	1,000	905,000
Qwest Capital Funding	7.90%	8/15/2010	2,000	2,015,000
Valor Telecom Enterprise+	7.75%	2/15/2015	800	834,000
Total				4,792,750

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy Equipment & Services 0.33%
Dynegy, Inc.	6.875%	4/1/2011	$2,500	$2,340,625

Food & Staples Retailing 0.56%
Friendly Ice Cream Corp.	8.375%	6/15/2012	1,500	1,458,750
Rite Aid Corp.	8.125%	5/1/2010	850	892,500
Stater Brothers Holdings, Inc.	8.125%	6/15/2012	1,500	1,567,500
Total				3,918,750

Food Products 0.74%
Chiquita Brands Int’l.+	7.50%	11/1/2014	1,925	1,953,875
Dole Food Co.	8.875%	3/15/2011	2,000	2,175,000
Michael Foods, Inc.	8.00%	11/15/2013	1,000	1,062,500
Total				5,191,375

Gas Utilities 0.27%
El Paso Corp.	7.00%	5/15/2011	1,850	1,891,625

Healthcare Equipment & Supplies 0.07%
Accuride Corp+	8.50%	2/1/2015	475	491,625

Healthcare Providers & Services 1.04%
Ameripath, Inc.	10.50%	4/1/2013	1,000	1,045,000
HCA, Inc.	6.375%	1/15/2015	2,000	2,039,924
Medex, Inc.	8.875%	5/15/2013	825	948,750
National Nephrology Assoc.+	9.00%	11/1/2011	150	170,625
Tenet Healthcare Corp.	7.375%	2/1/2013	1,000	952,500
Tenet Healthcare Corp.+	9.25%	2/1/2015	750	772,500
Tenet Healthcare Corp.+	9.875%	7/1/2014	1,250	1,337,500
Total				7,266,799

Hotels, Restaurants & Leisure 0.62%
Hard Rock Hotel, Inc.	8.875%	6/1/2013	1,000	1,117,500
Loews Cineplex Entertainment+	9.00%	8/1/2014	1,250	1,315,625
River Rock Entertainment	9.75%	11/1/2011	1,700	1,899,750
Total				4,332,875

Household Durables 0.12%
Fedders North America, Inc.	9.875%	3/1/2014	1,000	815,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Industrial Conglomerates 0.35%
Allied Waste North America, Inc.	6.125%	2/15/2014	$1,500	$1,425,000
Park-Ohio Industries, Inc.+	8.375%	11/15/2014	1,000	1,000,000
Total				2,425,000

Internet Software & Services 0.15%
Affinia Group, Inc.+	9.00%	11/30/2014	1,000	1,017,500

Media 1.80%
Gaylord Entertainment Co.	8.00%	11/15/2013	2,375	2,585,781
General Motors Corp.	7.20%	1/15/2011	1,000	994,101
Insight Communications Co., Inc.**	0.00% / 12.25%	2/15/2006 & 2011	2,825	2,839,125
Interpublic Group of Cos.	6.25%	11/15/2014	670	681,089
Mediacom Communications Corp.	9.50%	1/15/2013	2,250	2,356,875
Paxson Communications Co.	10.75%	7/15/2008	1,550	1,635,250
R.H. Donnelley Corp.+	6.875%	1/15/2013	1,425	1,471,313
Total				12,563,534

Metals & Mining 0.30%
Neenah Corp.+	13.00%	9/30/2013	750	776,250
Novelis, Inc.+(a)	7.25%	2/15/2015	1,250	1,300,000
Total				2,076,250

Oil & Gas 0.38%
EXCO Resources, Inc.	7.25%	1/15/2011	1,500	1,601,250
Foundation PA Coal Co.	7.25%	8/1/2014	1,000	1,065,000
Total				2,666,250

Paper & Forest Products 0.37%
Boise Cascade LLC+	7.125%	10/15/2014	1,000	1,062,500
Buckeye Technologies, Inc.	8.00%	10/15/2010	1,500	1,526,250
Total				2,588,750

Pharmaceuticals 0.48%
Jean Coutu Group, Inc. (The)(a)	8.50%	8/1/2014	700	721,000
Warner Chilcott Corp+	8.75%	2/1/2015	2,500	2,612,500
Total				3,333,500

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialty Retail 0.47%
J.C. Penney Co., Inc.	6.875%	10/15/2015	$1,000	$1,113,621
Playtex Products, Inc.	9.375%	6/1/2011	2,000	2,162,500
Total				3,276,121

Textiles & Apparel 0.40%
Elizabeth Arden, Inc.	7.75%	1/15/2014	1,000	1,068,750
INVISTA+(a)	9.25%	5/1/2012	1,500	1,691,250
Total				2,760,000

Wireless Telecommunication Services 0.44%
Centennial Cell Communications	10.125%	6/15/2013	1,500	1,747,500
Nextel Partners, Inc.	8.125%	7/1/2011	1,200	1,332,000
Total				3,079,500
Total High Yield Corporate Bonds (Cost $84,584,071)				87,878,554

U.S. TREASURY OBLIGATIONS 3.44%

U.S. Treasury Note	5.00%	2/15/2011	8,500	8,905,748
U.S. Treasury Note	6.75%	5/15/2005	15,000	15,127,740

Total U.S. Treasury Obligations (Cost $24,152,300)				24,033,488
Total Long-Term Investments (Cost $589,261,907)				652,887,492

SHORT-TERM INVESTMENT 5.26%

Repurchase Agreement 5.26%
Repurchase Agreement dated 2/28/05, 2.03% due 3/1/2005 with State Street Bank & Trust Co. collateralized by $38,040,000 of Federal Home Loan Bank at 2.375% due 8/15/2006; value: $37,421,850; proceeds: $36,685,854 (Cost $36,683,786)			36,684	36,683,786
Total Investments in Securities 98.81% (Cost $625,945,693)				689,571,278
Cash and Other Assets in Excess of Liabilities 1.19%				8,272,830
Net Assets 100.00%				$697,844,108

*  Non-income producing security.

+  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

(a)  Foreign security traded in U.S. Dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.   ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This Schedule of Investments covers one of the funds—Lord Abbett America’s Value Fund (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   FEDERAL TAX INFORMATION

As of February 28, 2005, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax Cost	$626,138,508
Gross unrealized gain	68,583,691
Gross unrealized loss	(5,150,921)
Net unrealized security gain	$63,432,770

The difference between book-basis and tax basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.   INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The values of the Fund’s equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The values of the Fund’s fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the

Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund may invest up to 20% of its assets in foreign securities which may present increased market, liquidity, currency, political and other risks.

These factors can affect Fund performance.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2005

Investments	Shares	Value (000)
COMMON STOCKS 98.99%

Agriculture, Fishing & Ranching 1.04%
Monsanto Co.	148,300	$8,717

Banks: Outside New York City 2.43%
Investors Financial Services	200,900	10,069
North Fork Bancorp, Inc.	354,700	10,219
Total		20,288

Biotechnology Research & Production 3.75%
Cephalon, Inc.*	142,800	7,007
Genzyme Corp.*	175,500	9,844
Invitrogen Corp.*	206,700	14,461
Total		31,312

Cable Television Services 0.77%
EchoStar Communications Corp.
Class A	217,200	6,462

Chemicals 2.14%
Ecolab Inc.	204,900	6,497
Rohm & Haas Co.	236,400	11,388
Total		17,885

Commercial Information Services 0.25%
Ask Jeeves, Inc.*	92,700	2,119

Communications Technology 3.67%
Avaya, Inc.*	871,300	12,198
Juniper Networks, Inc.*	386,000	8,314
Symbol Technologies, Inc.	575,000	10,195
Total		30,707

Computer Services, Software & Systems 5.95%
Amdocs Ltd.* (a)	396,500	11,637
CACI Int’l, Inc. Class A*	243,200	13,123
Computer Sciences Corp.*	215,800	9,977
Hyperion Solutions Corp*	155,900	7,870
Informatica Corp.*	919,600	7,145
Total		49,752

Computer Technology 1.20%
Ingram Micro, Inc.*	557,500	9,990

Consumer Electronics 1.89%
CNET Networks, Inc.*	297,600	2,693
Take-Two Interactive Software, Inc.*	357,200	13,099
Total		15,792

Cosmetics 1.00%
Nu Skin Enterprises, Inc. Class A	376,100	8,398

Diversified Financial Services 1.83%
CIT Group, Inc.	379,100	15,297

Diversified Production 0.54%
Danaher Corp.	83,400	4,518

Drugs & Pharmaceuticals 6.60%
Barr Pharmaceuticals, Inc.*	141,100	6,736
Endo Pharmaceuticals Holdings, Inc.*	508,100	11,448
Eyetech Pharmaceuticals, Inc*	147,000	4,872
IVAX Corp.*	623,250	9,966
Medicines Co.*	96,800	2,255
Prestige Brands Holdings, Inc.*	126,000	2,268
QLT, Inc.*(a)	571,800	7,988
Teva Pharmaceutical Industries Ltd. ADR	320,000	9,635
Total		55,168

Education Services 2.55%
Corinthian Colleges, Inc.*	796,900	13,778
Education Management Corp.*	255,800	7,500
Total		21,278

Electrical Equipment & Components 0.49%
Molex, Inc.	164,200	4,126

Electronics: Semi-Conductors / Components 4.26%
Broadcom Corp.*	211,600	6,824
Linear Technology Corp.	186,700	7,293
Microchip Technology, Inc.	330,200	9,067
Silicon Laboratories, Inc.*	156,900	5,507
Xilinx, Inc.	228,700	6,907
Total		35,598

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND  February 28, 2005

Investments	Shares	Value (000)
Engineering & Contracting Services 2.49%
Dycom Industries, Inc.*	261,500	$7,047
Jacobs Engineering Group, Inc.*	245,300	13,732
Total		20,779

Fertilizers 0.41%
Potash Corp. of Saskatchewan, Inc.(a)	39,000	3,464

Financial Data Processing Services & Systems 1.24%
Alliance Data Systems Corp.*	263,100	10,379

Financial Miscellaneous 2.07%
CapitalSource, Inc.*	286,300	6,585
Providian Financial Corp.*	624,300	10,707
Total		17,292

Foods 1.47%
Ralcorp Holdings, Inc.	264,140	12,296

Health & Personal Care 1.77%
Lincare Holdings, Inc.*	213,400	8,660
Omnicare, Inc.	178,200	6,146
Total		14,806

Healthcare Facilities 1.10%
Davita, Inc.*	218,200	9,217

Healthcare Management Services 4.62%
Caremark Rx, Inc.*	264,100	10,110
Cerner Corp.*	92,800	4,835
Community Health Systems, Inc.*	418,100	13,534
PacifiCare Health System, Inc.*	159,300	10,112
Total		38,591

Hotel/Motel 0.87%
Hilton Hotels Corp.	343,300	7,230

Investment Management Companies 0.80%
Affiliated Managers Group, Inc.*	103,050	6,673

Leisure Time 1.93%
Penn National Gaming, Inc.*	62,700	3,785
Royal Caribbean Cruises	260,900	12,327
Total		16,112

Machinery: Industrial/Specialty 0.85%
Nordson Corp.	178,600	7,142

Machinery: Oil Well Equipment & Services 4.21%
Halliburton Co.	325,500	14,312
Noble Corp.	131,600	7,510
Weatherford Int’l., Ltd.*	224,500	13,383
Total		35,205

Manufacturing 2.13%
Ingersoll-Rand Co., Ltd. Class A(a)	211,000	17,777

Medical & Dental Instruments & Supplies 1.78%
Boston Scientific Corp.*	165,400	5,402
C.R. Bard, Inc.	81,900	5,446
INAMED Corp.*	59,300	4,043
Total		14,891

Medical Services 1.03%
Covance Inc.*	196,800	8,602

Metal Fabricating 1.00%
Timken Co. (The)	295,000	8,348

Metals & Minerals Miscellaneous 0.43%
GrafTech Int’l., Ltd.*	391,300	3,616

Multi-Sector Companies 1.31%
ITT Industries, Inc.	124,400	10,941

Office Furniture & Business Equipment 0.80%
Lexmark Int’l., Inc. Class A*	83,200	6,667

Oil: Crude Producers 1.18%
XTO Energy, Inc.	216,550	9,857

Pollution Control and Environmental Services 0.56%
Headwaters, Inc.*	144,700	4,653

See Notes to Schedule of Investments.

2

Investments	Shares	Value (000)
Radio & TV Broadcasters 1.57%
Univision Communications, Inc. Class A*	167,600	$4,423
Westwood One, Inc.*	397,000	8,670
Total		13,093

Rental & Leasing Services: Commercial 0.88%
United Rentals, Inc.*	387,300	7,328

Restaurants 1.09%
Panera Bread Co. Class A*	170,500	9,115

Retail 9.98%
Advance Auto Parts*	261,800	13,189
American Eagle Outfitters, Inc.	162,500	8,796
Dollar General Corp.	531,500	11,284
Dollar Tree Stores, Inc.*	304,900	8,217
Fisher Scientific Int’l., Inc.*	195,900	11,881
Linens ‘N Things, Inc.*	228,210	6,137
MSC Industrial Direct Co., Inc. Class A	396,400	12,824
PETCO Animal Supplies, Inc.*	312,250	11,066
Total		83,394

Securities Brokerage & Services 0.80%
Legg Mason, Inc.	82,500	6,653

Services: Commercial 4.39%
Hewitt Associates, Inc. Class A*	228,600	7,027
IAC / InterActiveCorp*	279,423	6,287
Iron Mountain, Inc.*	183,550	4,965
Kelly Services, Inc. Class A	143,200	4,232
Monster Worldwide, Inc.*	162,200	4,679
Robert Half Int’l., Inc.	326,400	9,521
Total		36,711

Shipping 0.56%
UTI Worldwide, Inc.(a)	63,600	4,717

Soaps & Household Chemicals 1.24%
Clorox Co.	172,000	10,327

Truckers 1.23%
Heartland Express, Inc.	193,950	3,997
Landstar System, Inc.*	180,200	6,322
Total		10,319

Utilities: Cable TV & Radio 1.08%
Cablevision Systems Corp. Class A*	291,200	9,045

Utilities: Telecommunications 1.76%
Nextel Partners, Inc. Class A*	737,300	14,680

Total Common Stocks (Cost $702,342,399)		827,327

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.57%

Repurchase Agreement 0.57%
Repurchase Agreement dated 2/28/2005, 2.03% due 3/1/2005 with State Street Bank & Trust Co. collateralized by $4,850,000 of Federal National Mortgage Assoc. at 3.75% due 5/17/2007; value: $4,891,322; proceeds: $4,792,139 (Cost $4,791,869)	$4,792	4,792

Total Investments in Securities 99.56% (Cost $707,134,268)		832,119
Other Assets in Excess of Liabilities 0.44%		3,658
Net Assets 100.00%		$835,777

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.     ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This Schedule of Investments covers one of the funds - Lord Abbett Growth Opportunities Fund (the “Fund”).

The Fund’s investment objective is capital appreciation.

2.     SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.     FEDERAL TAX INFORMATION

As of February 28, 2005, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax Cost	$710,225,041
Gross Unrealized Gain	133,878,056
Gross Unrealized Loss	(11,984,176)
Net unrealized security gain	$121,893,880

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.     INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market condition is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.  These factors can affect Fund performance.

Item 2:          Controls and Procedures.

(a)   Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:          Exhibits.

(i)    Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 26, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 26, 2005